Document and Entity Information	May 17, 2023
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 17, 2023
Entity Registrant Name	FORBION EUROPEAN ACQUISITION CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-41148
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	4001 Kennett Pike
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19807
Country Region	+1
City Area Code	732
Local Phone Number	838-4533
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment amends Item 1.01 and supplements Item 9.01 (solely to add additional exhibits) of the Current Report on Form 8-K of Forbion European Acquisition Corp. (“FEAC”), filed with the Securities Exchange Commission (the “SEC”) on May 17, 2023 (the “Previous Current Report”), in which FEAC reported, among other events, the execution of the Business Combination Agreement (as defined below). Item 3.02 and Item 7.01 of the Previous Current Report remain unchanged. Interested parties should refer to the Previous Current Report for Item 3.02, Item 7.01 and the prior exhibits filed pursuant to Item 9.01.
Entity Central Index Key	0001874495
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	FRBN
Security Exchange Name	NASDAQ
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	FRBNU
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	FRBNW
Security Exchange Name	NASDAQ